Loan Portfolio	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Loan Portfolio
Note 3. Loan Portfolio

The following table sets forth the composition of the Company’s loan portfolio in dollar amounts and as a percentage of the Company’s total gross loans at the dates indicated:

	June 30, 2014		December 31, 2013
(dollars in thousands)	Amount	Percent	Amount	Percent
Commercial, industrial and agricultural	$56,991	8.16%	$53,673	8.17%
Real estate - one to four family residential:
Closed end first and seconds	240,805	34.50%	218,472	33.25%
Home equity lines	97,572	13.98%	99,839	15.19%
Total real estate - one to four family residential	338,377	48.48%	318,311	48.44%
Real estate - multifamily residential	19,932	2.86%	18,077	2.75%
Real estate - construction:
One to four family residential	17,168	2.46%	16,169	2.46%
Other construction, land development and other land	24,827	3.56%	21,690	3.30%
Total real estate - construction	41,995	6.02%	37,859	5.76%
Real estate - farmland	7,207	1.03%	8,172	1.24%
Real estate - non-farm, non-residential:
Owner occupied	128,322	18.38%	126,569	19.26%
Non-owner occupied	75,804	10.86%	74,831	11.39%
Total real estate - non-farm, non-residential	204,126	29.24%	201,400	30.65%
Consumer	15,125	2.17%	16,782	2.55%
Other	14,240	2.04%	2,923	0.44%
Total loans	697,993	100.00%	657,197	100.00%
Less allowance for loan losses	(14,618)		(14,767)
Loans, net	$683,375		$642,430

The following table presents the aging of the recorded investment in past due loans as of June 30, 2014 by class of loans:

(dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	Over 90 Days Past Due	Total Past Due	Total Current*	Total Loans
Commercial, industrial and agricultural	$71	$8	$139	$218	$56,773	$56,991
Real estate - one to four family residential:
Closed end first and seconds	6,310	967	1,870	9,147	231,658	240,805
Home equity lines	563	194	331	1,088	96,484	97,572
Total real estate - one to four family residential	6,873	1,161	2,201	10,235	328,142	338,377
Real estate - multifamily residential	-	-	-	-	19,932	19,932
Real estate - construction:
One to four family residential	288	-	132	420	16,748	17,168
Other construction, land development and other land	10	-	-	10	24,817	24,827
Total real estate - construction	298	-	132	430	41,565	41,995
Real estate - farmland	-	-	590	590	6,617	7,207
Real estate - non-farm, non-residential:
Owner occupied	198	37	2,060	2,295	126,027	128,322
Non-owner occupied	-	-	623	623	75,181	75,804
Total real estate - non-farm, non-residential	198	37	2,683	2,918	201,208	204,126
Consumer	122	16	65	203	14,922	15,125
Other	5	-	-	5	14,235	14,240
Total loans	$7,567	$1,222	$5,810	$14,599	$683,394	$697,993

* For purposes of this table only, the "Total Current" column includes loans that are 1-29 days past due.

The following table presents the aging of the recorded investment in past due loans as of December 31, 2013 by class of loans:

(dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	Over 90 Days Past Due	Total Past Due	Total Current*	Total Loans
Commercial, industrial and agricultural	$2,083	$170	$383	$2,636	$51,037	$53,673
Real estate - one to four family residential:
Closed end first and seconds	6,217	1,513	2,564	10,294	208,178	218,472
Home equity lines	700	303	353	1,356	98,483	99,839
Total real estate - one to four family residential	6,917	1,816	2,917	11,650	306,661	318,311
Real estate - multifamily residential	-	-	-	-	18,077	18,077
Real estate - construction:
One to four family residential	112	176	132	420	15,749	16,169
Other construction, land development and other land	167	-	137	304	21,386	21,690
Total real estate - construction	279	176	269	724	37,135	37,859
Real estate - farmland	808	-	590	1,398	6,774	8,172
Real estate - non-farm, non-residential:
Owner occupied	2,933	-	3,074	6,007	120,562	126,569
Non-owner occupied	1,779	-	23	1,802	73,029	74,831
Total real estate - non-farm, non-residential	4,712	-	3,097	7,809	193,591	201,400
Consumer	283	21	166	470	16,312	16,782
Other	7	-	-	7	2,916	2,923
Total loans	$15,089	$2,183	$7,422	$24,694	$632,503	$657,197
* For purposes of this table only, the "Total Current" column includes loans that are 1-29 days past due.

The following table presents nonaccrual loans, loans past due 90 days and accruing interest, and restructured loans at the dates indicated:

	June 30,	December 31,
(dollars in thousands)	2014	2013
Nonaccrual loans	$9,770	$11,018
Loans past due 90 days and accruing interest	-	-
Restructured loans (accruing)	16,383	16,026

 At June 30, 2014 and December 31, 2013, there were approximately $4.0 million and $4.2 million, respectively, in troubled debt restructurings (“TDRs”) included in nonaccrual loans.

The past due status of a loan is based on the contractual due date of the most delinquent payment due. Loans, including impaired loans, are generally classified as nonaccrual if they are past due as to maturity or payment of principal or interest for a period of more than 90 days, unless such loans are well-secured and in the process of collection. Loans greater than 90 days past due may remain on an accrual status if management determines it has adequate collateral to cover the principal and interest. If a loan or a portion of a loan is adversely classified, or is partially charged off, the loan is generally classified as nonaccrual. Additionally, whenever management becomes aware of facts or circumstances that may adversely impact the collectability of principal or interest on loans, it is management’s practice to place such loans on a nonaccrual status immediately, rather than delaying such action until the loans become 90 days past due.

When a loan is placed on nonaccrual status, previously accrued and uncollected interest is reversed, and the amortization of related deferred loan fees or costs is suspended. While a loan is classified as nonaccrual and the future collectability of the recorded loan balance is doubtful, collections of interest and principal are generally applied as a reduction to principal outstanding. When the future collectability of the recorded loan balance is expected, interest income may be recognized on a cash basis. In the case where a nonaccrual loan has been partially charged off, recognition of interest on a cash basis is limited to that which would have been recognized on the recorded loan balance at the contractual interest rate. Cash interest receipts in excess of that amount are recorded as recoveries to the allowance for loan losses until prior charge-offs have been fully recovered. These policies are applied consistently across our loan portfolio.

Loans may be returned to accrual status when all principal and interest amounts contractually due (including arrearages) are reasonably assured of repayment within an acceptable period of time, and there is a sustained period of repayment performance by the borrower, in accordance with the contractual terms of interest and principal.

The following table presents the recorded investment in nonaccrual loans by class at June 30, 2014 and December 31, 2013:

	Nonaccrual
	June 30,	December 31,
(dollars in thousands)	2014	2013
Commercial, industrial and agricultural	$139	$383
Real estate - one to four family residential:
Closed end first and seconds	4,411	5,630
Home equity lines	506	688
Total real estate - one to four family residential	4,917	6,318
Real estate - construction:
One to four family residential	132	318
Other construction, land development and other land	-	137
Total real estate - construction	132	455
Real estate - farmland	590	590
Real estate - non-farm, non-residential:
Owner occupied	2,914	3,074
Non-owner occupied	623	23
Total real estate - non-farm, non-residential	3,537	3,097
Consumer	455	175
Total loans	$9,770	$11,018

At June 30, 2014 and December 31, 2013, the Company did not have any loans past due 90 days and accruing interest.

The Company uses a risk grading system for real estate (including multifamily residential, construction, farmland and non-farm, non-residential) and commercial loans. Loans are graded on a scale from 1 to 9. Non-impaired real estate and commercial loans are assigned an allowance factor which increases with the severity of risk grading. A general description of the characteristics of the risk grades is as follows:

Pass Grades
⋅	Risk Grade 1 loans have little or no risk and are generally secured by cash or cash equivalents;
⋅	Risk Grade 2 loans have minimal risk to well qualified borrowers and no significant questions as to safety;
⋅	Risk Grade 3 loans are satisfactory loans with strong borrowers and secondary sources of repayment;
⋅	Risk Grade 4 loans are satisfactory loans with borrowers not as strong as risk grade 3 loans but may exhibit a higher degree of financial risk based on the type of business supporting the loan; and
⋅	Risk Grade 5 loans are loans that warrant more than the normal level of supervision and have the possibility of an event occurring that may weaken the borrower’s ability to repay.

Special Mention
⋅	Risk Grade 6 loans have increasing potential weaknesses beyond those at which the loan originally was granted and if not addressed could lead to inadequately protecting the Company’s credit position.

Classified Grades
⋅
Risk Grade 7 loans are substandard loans and are inadequately protected by the current sound worth or paying capacity of the obligor or the collateral pledged. These have well defined weaknesses that jeopardize the liquidation of the debt with the distinct possibility the Company will sustain some loss if the deficiencies are not corrected;

⋅
Risk Grade 8 loans are doubtful of collection and the possibility of loss is high but pending specific borrower plans for recovery, its classification as a loss is deferred until its more exact status is determined; and

⋅	Risk Grade 9 loans are loss loans which are considered uncollectable and of such little value that their continuance as a bank asset is not warranted.

The Company uses a past due grading system for consumer loans, including one to four family residential first and seconds and home equity lines. The past due status of a loan is based on the contractual due date of the most delinquent payment due. The past due grading of consumer loans is based on the following categories: current, 1-29 days past due, 30-59 days past due, 60-89 days past due and over 90 days past due. The consumer loans are segregated between performing and nonperforming loans. Performing loans are those that have made timely payments in accordance with the terms of the loan agreement and are not past due 90 days or more. Nonperforming loans are those that do not accrue interest, are greater than 90 days past due and accruing interest or considered impaired. Non-impaired consumer loans are assigned an allowance factor which increases with the severity of past due status. This component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the loan portfolio.

The allocation methodology applied by the Company includes management’s ongoing review and grading of the loan portfolio into criticized loan categories (defined as specific loans warranting either specific allocation, or a classified status of substandard, doubtful or loss). The allocation methodology focuses on evaluation of several factors, including but not limited to: evaluation of facts and issues related to specific loans, management’s ongoing review and grading of the loan portfolio, consideration of migration analysis and delinquency experience on each portfolio category, trends in past due and nonaccrual loans, the level of classified loans, the risk characteristics of the various classifications of loans, changes in the size and character of the loan portfolio, concentrations of loans to specific borrowers or industries, existing economic conditions, the fair value of underlying collateral, and other qualitative and quantitative factors which could affect potential credit losses. Because each of the criteria used is subject to change, the allocation of the allowance for loan losses is made for analytical purposes and is not necessarily indicative of the trend of future loan losses in any particular loan category. The total allowance is available to absorb losses from any segment of the portfolio. In determining the allowance for loan losses, the Company considers its portfolio segments and loan classes to be the same.

The following table presents commercial loans by credit quality indicator at June 30, 2014:

(dollars in thousands)	Pass	Special Mention	Substandard	Doubtful	Impaired	Total
Commercial, industrial and agricultural	$49,473	$2,407	$2,847	$84	$2,180	$56,991
Real estate - multifamily residential	19,932	-	-	-	-	19,932
Real estate - construction:
One to four family residential	16,290	229	350	-	299	17,168
Other construction, land development and other land	8,445	3,896	6,825	-	5,661	24,827
Total real estate - construction	24,735	4,125	7,175	-	5,960	41,995
Real estate - farmland	6,284	333	590	-	-	7,207
Real estate - non-farm, non-residential:
Owner occupied	93,515	8,276	12,121	-	14,410	128,322
Non-owner occupied	52,355	6,079	7,008	-	10,362	75,804
Total real estate - non-farm, non-residential	145,870	14,355	19,129	-	24,772	204,126
Total commercial loans	$246,294	$21,220	$29,741	$84	$32,912	$330,251

The following table presents commercial loans by credit quality indicator at December 31, 2013:

(dollars in thousands)	Pass	Special Mention	Substandard	Doubtful	Impaired	Total
Commercial, industrial and agricultural	$44,571	$3,851	$3,229	$22	$2,000	$53,673
Real estate - multifamily residential	18,077	-	-	-	-	18,077
Real estate - construction:
One to four family residential	14,890	235	738	-	306	16,169
Other construction, land development and other land	6,638	7,104	4,634	-	3,314	21,690
Total real estate - construction	21,528	7,339	5,372	-	3,620	37,859
Real estate - farmland	6,288	338	1,068	-	478	8,172
Real estate - non-farm, non-residential:
Owner occupied	87,187	13,341	15,983	-	10,058	126,569
Non-owner occupied	43,406	15,533	7,520	-	8,372	74,831
Total real estate - non-farm, non-residential	130,593	28,874	23,503	-	18,430	201,400
Total commercial loans	$221,057	$40,402	$33,172	$22	$24,528	$319,181

At June 30, 2014 and December 31, 2013, the Company did not have any loans classified as Loss.

The following table presents consumer loans, including one to four family residential first and seconds and home equity lines, by payment activity at June 30, 2014:

(dollars in thousands)	Performing	Nonperforming	Total
Real estate - one to four family residential:
Closed end first and seconds	$228,954	$11,851	$240,805
Home equity lines	96,824	748	97,572
Total real estate - one to four family residential	325,778	12,599	338,377
Consumer	14,678	447	15,125
Other	13,775	465	14,240
Total consumer loans	$354,231	$13,511	$367,742

The following table presents consumer loans, including one to four family residential first and seconds and home equity lines, by payment activity at December 31, 2013:

(dollars in thousands)	Performing	Nonperforming	Total
Real estate - one to four family residential:
Closed end first and seconds	$205,860	$12,612	$218,472
Home equity lines	99,311	528	99,839
Total real estate - one to four family residential	305,171	13,140	318,311
Consumer	16,314	468	16,782
Other	2,451	472	2,923
Total consumer loans	$323,936	$14,080	$338,016

The Company measures impaired loans based on the present value of expected future cash flows discounted at the effective interest rate of the loan or, as a practical expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent. The Company maintains a valuation allowance to the extent that the measure of the impaired loan is less than the recorded investment. TDRs are considered impaired loans. TDRs occur when we agree to modify the original terms of a loan by granting a concession due to the deterioration in the financial condition of the borrower. These concessions can be temporary and are made in an attempt to avoid foreclosure and with the intent to restore the loan to a performing status once sufficient payment history can be demonstrated. These concessions could include, without limitation, rate reductions to below market rates, payment deferrals, forbearance, and, in some cases, forgiveness of principal or interest.

At the time of a TDR, the loan is placed on nonaccrual status. A loan may be returned to accrual status if the borrower has demonstrated a sustained period of repayment performance (typically six months) in accordance with the contractual terms of the loan and there is reasonable assurance the borrower will continue to make payments as agreed.

The following table presents a rollforward of the Company’s allowance for loan losses for the six months ended June 30, 2014:

	Beginning Balance				Ending Balance
(dollars in thousands)	January 1, 2014	Charge-offs	Recoveries	Provision	June 30, 2014
Commercial, industrial and agricultural	$1,787	$(290)	$30	$(331)	$1,196
Real estate - one to four family residential:
Closed end first and seconds	2,859	(304)	211	(188)	2,578
Home equity lines	1,642	(54)	13	244	1,845
Total real estate - one to four family residential	4,501	(358)	224	56	4,423
Real estate - multifamily residential	79	-	-	29	108
Real estate - construction:
One to four family residential	364	-	6	(69)	301
Other construction, land development and other land	1,989	-	2	501	2,492
Total real estate - construction	2,353	-	8	432	2,793
Real estate - farmland	116	-	-	11	127
Real estate - non-farm, non-residential:
Owner occupied	3,236	-	27	(1,144)	2,119
Non-owner occupied	1,770	-	3	855	2,628
Total real estate - non-farm, non-residential	5,006	-	30	(289)	4,747
Consumer	387	(86)	55	(1)	355
Other	538	(26)	14	343	869
Total	$14,767	$(760)	$361	$250	$14,618

The following table presents a rollforward of the Company’s allowance for loan losses for the six months ended June 30, 2013:

	Beginning Balance				Ending Balance
(dollars in thousands)	January 1, 2013	Charge-offs	Recoveries	Provision	June 30, 2013
Commercial, industrial and agricultural	$2,340	$(559)	$102	$485	$2,368
Real estate - one to four family residential:
Closed end first and seconds	2,876	(269)	33	523	3,163
Home equity lines	720	(58)	1	105	768
Total real estate - one to four family residential	3,596	(327)	34	628	3,931
Real estate - multifamily residential	62	-	-	(2)	60
Real estate - construction:
One to four family residential	419	(51)	31	(106)	293
Other construction, land development and other land	3,897	(950)	67	(694)	2,320
Total real estate - construction	4,316	(1,001)	98	(800)	2,613
Real estate - farmland	41	-	-	(11)	30
Real estate - non-farm, non-residential:
Owner occupied	5,092	(449)	-	562	5,205
Non-owner occupied	4,093	(1,534)	-	234	2,793
Total real estate - non-farm, non-residential	9,185	(1,983)	-	796	7,998
Consumer	215	(75)	58	46	244
Other	583	(72)	20	58	589
Total	$20,338	$(4,017)	$312	$1,200	$17,833

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio class based on impairment method as of June 30, 2014:

	Allowance allocated to loans:			Total Loans:
(dollars in thousands)	Individually evaluated for impairment	Collectively evaluated for impairment	Total	Individually evaluated for impairment	Collectively evaluated for impairment	Total
Commercial, industrial and agricultural	$42	$1,154	$1,196	$2,180	$54,811	$56,991
Real estate - one to four family residential:
Closed end first and seconds	1,416	1,162	2,578	9,981	230,824	240,805
Home equity lines	-	1,845	1,845	417	97,155	97,572
Total real estate - one to four family residential	1,416	3,007	4,423	10,398	327,979	338,377
Real estate - multifamily residential	-	108	108	-	19,932	19,932
Real estate - construction:
One to four family residential	173	128	301	299	16,869	17,168
Other construction, land development and other land	1,382	1,110	2,492	5,661	19,166	24,827
Total real estate - construction	1,555	1,238	2,793	5,960	36,035	41,995
Real estate - farmland	-	127	127	-	7,207	7,207
Real estate - non-farm, non-residential:
Owner occupied	944	1,175	2,119	14,410	113,912	128,322
Non-owner occupied	1,648	980	2,628	10,362	65,442	75,804
Total real estate - non-farm, non-residential	2,592	2,155	4,747	24,772	179,354	204,126
Consumer	114	241	355	382	14,743	15,125
Other	302	567	869	465	13,775	14,240
Total	$6,021	$8,597	$14,618	$44,157	$653,836	$697,993

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio class based on impairment method as of December 31, 2013:

	Allowance allocated to loans:			Total Loans:
(dollars in thousands)	Individually evaluated for impairment	Collectively evaluated for impairment	Total	Individually evaluated for impairment	Collectively evaluated for impairment	Total
Commercial, industrial and agricultural	$612	$1,175	$1,787	$2,000	$51,673	$53,673
Real estate - one to four family residential:
Closed end first and seconds	1,833	1,026	2,859	10,048	208,424	218,472
Home equity lines	-	1,642	1,642	175	99,664	99,839
Total real estate - one to four family residential	1,833	2,668	4,501	10,223	308,088	318,311
Real estate - multifamily residential	-	79	79	-	18,077	18,077
Real estate - construction:
One to four family residential	180	184	364	306	15,863	16,169
Other construction, land development and other land	802	1,187	1,989	3,314	18,376	21,690
Total real estate - construction	982	1,371	2,353	3,620	34,239	37,859
Real estate - farmland	-	116	116	478	7,694	8,172
Real estate - non-farm, non-residential:
Owner occupied	1,223	2,013	3,236	10,058	116,511	126,569
Non-owner occupied	617	1,153	1,770	8,372	66,459	74,831
Total real estate - non-farm, non-residential	1,840	3,166	5,006	18,430	182,970	201,400
Consumer	104	283	387	302	16,480	16,782
Other	311	227	538	472	2,451	2,923
Total	$5,682	$9,085	$14,767	$35,525	$621,672	$657,197

The following table presents loans individually evaluated for impairment by class of loans as of June 30, 2014:

(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Commercial, industrial and agricultural	$2,180	$2,180	$290	$1,890	$42	$2,184	$64
Real estate - one to four family residential:
Closed end first and seconds	9,981	10,081	3,462	6,519	1,416	10,033	178
Home equity lines	417	417	417	-	-	213	-
Total real estate - one to four family residential	10,398	10,498	3,879	6,519	1,416	10,246	178
Real estate - construction:
One to four family residential	299	299	-	299	173	360	4
Other construction, land development and other land	5,661	5,661	-	5,661	1,382	5,173	157
Total real estate - construction	5,960	5,960	-	5,960	1,555	5,533	161
Real estate - non-farm, non-residential:
Owner occupied	14,410	15,896	10,013	4,397	944	11,492	95
Non-owner occupied	10,362	10,362	4,676	5,686	1,648	8,558	139
Total real estate - non-farm, non-residential	24,772	26,258	14,689	10,083	2,592	20,050	234
Consumer	382	382	25	357	114	457	11
Other	465	465	8	457	302	471	-
Total loans	$44,157	$45,743	$18,891	$25,266	$6,021	$38,941	$648

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2013:

(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Commercial, industrial and agricultural	$2,000	$2,000	$-	$2,000	$612	$1,712	$97
Real estate - one to four family residential:
Closed end first and seconds	10,048	10,148	2,008	8,040	1,833	8,727	498
Home equity lines	175	175	175	-	-	382	-
Total real estate - one to four family residential	10,223	10,323	2,183	8,040	1,833	9,109	498
Real estate - construction:
One to four family residential	306	306	-	306	180	794	9
Other construction, land development and other land	3,314	5,662	-	3,314	802	8,581	161
Total real estate - construction	3,620	5,968	-	3,620	982	9,375	170
Real estate - farmland	478	478	478	-	-	428	32
Real estate - non-farm, non-residential:
Owner occupied	10,058	11,544	6,730	3,328	1,223	10,472	506
Non-owner occupied	8,372	8,372	4,357	4,015	617	9,353	348
Total real estate - non-farm, non-residential	18,430	19,916	11,087	7,343	1,840	19,825	854
Consumer	302	302	-	302	104	203	22
Other	472	472	9	463	311	504	-
Total loans	$35,525	$39,459	$13,757	$21,768	$5,682	$41,156	$1,673

The following tables present, by class of loans, information related to loans modified as TDRs during the three and six months ended June 30, 2014 and 2013:

	Three Months Ended June 30, 2014			Three Months Ended June 30, 2013
(dollars in thousands)	Number of Loans	Pre- Modification Recorded Balance	Post- Modification Recorded Balance*	Number of Loans	Pre- Modification Recorded Balance	Post- Modification Recorded Balance*
Real estate - one to four family residential:
Closed end first and seconds	3	$512	$513	2	$225	$225
Consumer	2	385	385	-	-	-
Total	5	$897	$898	2	$225	$225

*The period end balances are inclusive of all partial paydowns and charge-offs since the modification date. Loans modified as TDRs that were fully paid down, charged-off, or foreclosed upon by period end are not reported.

	Six Months Ended June 30, 2014			Six Months Ended June 30, 2013
(dollars in thousands)	Number of Loans	Pre- Modification Recorded Balance	Post- Modification Recorded Balance*	Number of Loans	Pre- Modification Recorded Balance	Post- Modification Recorded Balance*
Real estate - one to four family residential:
Closed end first and seconds	3	$512	$513	4	$570	$570
Real estate - non-farm, non-residential:
Non-owner occupied	-	-	-	1	164	164
Consumer	2	385	385	-	-	-
Total	5	$897	$898	5	$734	$734

* The period end balances are inclusive of all partial paydowns and charge-offs since the modification date. Loans modified as TDRs that were fully paid down, charged-off, or foreclosed upon by period end are not reported.

The following tables present, by class of loans, information related to loans modified as TDRs that subsequently defaulted (i.e., 90 days or more past due following a modification) during the three and six months ended June 30, 2014 and 2013 and were modified as TDRs within the 12 months prior to default:

	Three Months Ended June 30, 2014		Three Months Ended June 30, 2013
(dollars in thousands)	Number of Loans	Recorded Balance	Number of Loans	Recorded Balance
Real estate - one to four family residential:
Closed end first and seconds	-	$-	1	$55
Real estate - non-farm, non-residential:
Non-owner occupied	-	-	1	164
Total	-	$-	2	$219

	Six Months Ended June 30, 2014		Six Months Ended June 30, 2013
(dollars in thousands)	Number of Loans	Recorded Balance	Number of Loans	Recorded Balance
Real estate - one to four family residential:
Closed end first and seconds	-	$-	2	$234
Real estate - non-farm, non-residential:
Non-owner occupied	-	-	1	164
Total	-	$-	3	$398

Note 3. Loan Portfolio

The following table sets forth the composition of the Company’s loan portfolio in dollar amounts and as a percentage of the Company’s total gross loans at the dates indicated:

	December 31, 2013		December 31, 2012
(dollars in thousands)	Amount	Percent	Amount	Percent
Commercial, industrial and agricultural	$53,673	8.17%	$51,881	7.58%
Real estate – one to four family residential:
Closed end first and seconds	218,472	33.25%	239,002	34.91%
Home equity lines	99,839	15.19%	99,698	14.56%
Total real estate – one to four family residential	318,311	48.44%	338,700	49.47%
Real estate – multifamily residential	18,077	2.75%	15,801	2.31%
Real estate – construction:
One to four family residential	16,169	2.46%	20,232	2.96%
Other construction, land development and other land	21,690	3.30%	34,555	5.04%
Total real estate – construction	37,859	5.76%	54,787	8.00%
Real estate – farmland	8,172	1.24%	8,558	1.25%
Real estate – non-farm, non-residential:
Owner occupied	126,569	19.26%	119,824	17.50%
Non-owner occupied	74,831	11.39%	71,741	10.48%
Total real estate – non-farm, non-residential	201,400	30.65%	191,565	27.98%
Consumer	16,782	2.55%	20,173	2.94%
Other	2,923	0.44%	3,203	0.47%
Total loans	657,197	100.00%	684,668	100.00%
Less allowance for loan losses	(14,767)		(20,338)
Loans, net	$642,430		$664,330

The following table presents the aging of the recorded investment in past due loans as of December 31, 2013 by class of loans:

(dollars in thousands)	30 – 59 Days Past Due	60 – 89 Days Past Due	Over 90 Days Past Due	Total Past Due	Total Current*	Total Loans
Commercial, industrial and agricultural	$2,083	$170	$383	$2,636	$51,037	$53,673
Real estate – one to four family residential:
Closed end first and seconds	6,217	1,513	2,564	10,294	208,178	218,472
Home equity lines	700	303	353	1,356	98,483	99,839
Total real estate – one to four family residential	6,917	1,816	2,917	11,650	306,661	318,311
Real estate – multifamily residential	—	—	—	—	18,077	18,077
Real estate – construction:
One to four family residential	112	176	132	420	15,749	16,169
Other construction, land development and other land	167	—	137	304	21,386	21,690
Total real estate – construction	279	176	269	724	37,135	37,859
Real estate – farmland	808	—	590	1,398	6,774	8,172
Real estate – non-farm, non-residential:
Owner occupied	2,933	—	3,074	6,007	120,562	126,569
Non-owner occupied	1,779	—	23	1,802	73,029	74,831
Total real estate – non-farm, non-residential	4,712	—	3,097	7,809	193,591	201,400
Consumer	283	21	166	470	16,312	16,782
Other	7	—	—	7	2,916	2,923
Total loans	$15,089	$2,183	$7,422	$24,694	$632,503	$657,197

*	For purposes of this table only, the “Total Current” column includes loans that are 1 – 29 days past due.

The following table presents the aging of the recorded investment in past due loans as of December 31, 2012 by class of loans:

(dollars in thousands)	30 – 59 Days Past Due	60 – 89 Days Past Due	Over 90 Days Past Due	Total Past Due	Total Current*	Total Loans
Commercial, industrial and agricultural	$352	$253	$187	$792	$51,089	$51,881
Real estate – one to four family residential:
Closed end first and seconds	6,169	870	3,904	10,943	228,059	239,002
Home equity lines	604	239	195	1,038	98,660	99,698
Total real estate – one to four family residential	6,773	1,109	4,099	11,981	326,719	338,700
Real estate – multifamily residential	—	—	—	—	15,801	15,801
Real estate – construction:
One to four family residential	164	11	706	881	19,351	20,232
Other construction, land development and other land	23	—	439	462	34,093	34,555
Total real estate – construction	187	11	1,145	1,343	53,444	54,787
Real estate – farmland	—	—	40	40	8,518	8,558
Real estate – non-farm, non-residential:
Owner occupied	619	—	1,177	1,796	118,028	119,824
Non-owner occupied	395	—	855	1,250	70,491	71,741
Total real estate – non-farm, non-residential	1,014	—	2,032	3,046	188,519	191,565
Consumer	328	9	138	475	19,698	20,173
Other	21	—	—	21	3,182	3,203
Total loans	$8,675	$1,382	$7,641	$17,698	$666,970	$684,668

*	For purposes of this table only, the “Total Current” column includes loans that are 1 – 29 days past due.

The following table presents nonaccrual loans, loans past due 90 days and accruing interest, and restructured loans at December 31:

(dollars in thousands)	2013	2012
Nonaccrual loans	$11,018	$11,874
Loans past due 90 days and accruing interest	—	—
Restructured loans (accruing)	16,026	4,433

At December 31, 2013 and 2012, there were approximately $4.2 million and $5.1 million, respectively, in troubled debt restructurings (“TDRs”) included in nonaccrual loans.

The following table presents the recorded investment in nonaccrual loans by class at December 31, 2013 and 2012:

	Nonaccrual
(dollars in thousands)	2013	2012
Commercial, industrial and agricultural	$383	$391
Real estate – one to four family residential:
Closed end first and seconds	5,630	6,127
Home equity lines	688	445
Total real estate – one to four family residential	6,318	6,572
Real estate – construction:
One to four family residential	318	900
Other construction, land development and other land	137	439
Total real estate – construction	455	1,339
Real estate – farmland	590	40
Real estate – non-farm, non-residential:
Owner occupied	3,074	2,526
Non-owner occupied	23	855
Total real estate – non-farm, non-residential	3,097	3,381
Consumer	175	151
Total loans	$11,018	$11,874

At December 31, 2013 and 2012, the Company did not have any loans past due 90 days and accruing interest.

If interest income had been recognized on nonaccrual loans at their stated rates during years 2013, 2012 and 2011, interest income would have increased by approximately $413 thousand, $335 thousand and $1.3 million, respectively.

The following table presents commercial loans by credit quality indicator at December 31, 2013:

(dollars in thousands)	Pass	Special Mention	Substandard	Doubtful	Impaired	Total
Commercial, industrial and agricultural	$44,571	$3,851	$3,229	$22	$2,000	$53,673
Real estate – multifamily residential	18,077	—	—	—	—	18,077
Real estate – construction:
One to four family residential	14,890	235	738	—	306	16,169
Other construction, land development and other land	6,638	7,104	4,634	—	3,314	21,690
Total real estate – construction	21,528	7,339	5,372	—	3,620	37,859
Real estate – farmland	6,288	338	1,068	—	478	8,172
Real estate – non-farm, non-residential:
Owner occupied	87,187	13,341	15,983	—	10,058	126,569
Non-owner occupied	43,406	15,533	7,520	—	8,372	74,831
Total real estate – non-farm, non-residential	130,593	28,874	23,503	—	18,430	201,400
Total commercial loans	$221,057	$40,402	$33,172	$22	$24,528	$319,181

The following table presents commercial loans by credit quality indicator at December 31, 2012:

(dollars in thousands)	Pass	Special Mention	Substandard	Doubtful	Impaired	Total
Commercial, industrial and agricultural	$46,705	$2,454	$1,602	$169	$951	$51,881
Real estate – multifamily residential	15,801	—	—	—	—	15,801
Real estate – construction:
One to four family residential	17,976	923	883	—	450	20,232
Other construction, land development and other land	9,167	3,449	3,008	—	18,931	34,555
Total real estate – construction	27,143	4,372	3,891	—	19,381	54,787
Real estate – farmland	7,371	1,146	41	—	—	8,558
Real estate – non-farm, non-residential:
Owner occupied	87,058	16,424	10,669	72	5,601	119,824
Non-owner occupied	44,721	15,090	3,821	—	8,109	71,741
Total real estate – non-farm, non-residential	131,779	31,514	14,490	72	13,710	191,565
Total commercial loans	$228,799	$39,486	$20,024	$241	$34,042	$322,592

At December 31, 2013 and 2012, the Company did not have any loans classified as Loss.

The following table presents consumer loans, including one to four family residential first and seconds and home equity lines, by payment activity at December 31, 2013:

(dollars in thousands)	Performing	Nonperforming	Total
Real estate – one to four family residential:
Closed end first and seconds	$205,860	$12,612	$218,472
Home equity lines	99,311	528	99,839
Total real estate – one to four family residential	305,171	13,140	318,311
Consumer	16,314	468	16,782
Other	2,451	472	2,923
Total consumer loans	$323,936	$14,080	$338,016

The following table presents consumer loans, including one to four family residential first and seconds and home equity lines, by payment activity at December 31, 2012:

(dollars in thousands)	Performing	Nonperforming	Total
Real estate – one to four family residential:
Closed end first and seconds	$229,087	$9,915	$239,002
Home equity lines	98,343	1,355	99,698
Total real estate – one to four family residential	327,430	11,270	338,700
Consumer	20,010	163	20,173
Other	2,715	488	3,203
Total consumer loans	$350,155	$11,921	$362,076

On December 31, 2013, the Company transitioned the analysis of the adequacy of the allowance for loan losses from a historical loan loss experience to a migration analysis. This was accomplished by converting to a more automated process using information downloaded from the loan subledger to a software program. This program streamlines the reserve estimation with a consistent and defensible methodology, automates a manual process and ensures better and more accurate calculations. The automation of the data is primarily used to input and aggregate information and to provide the analysis regarding migration trends. This process enhances but does not replace management’s subjective analysis of historical loan loss experience, credit risk and qualitative factors.

The change in the allowance for loan losses calculation is in the methodology by which the historical loan loss experience on balances collectively evaluated for impairment is determined. Prior to December 31, 2013, the Company pooled each loan type by either a risk grading system for real estate (including multifamily residential, construction, farmland and non-farm, non-residential) and commercial loans or a past due grading system for consumer loans, including one to four family residential first and seconds and home equity lines and applied a historic loss percentage based on the rolling three year average to determine the balance of the allowance for loan losses for each loan type in the loan portfolio. Beginning with December 31, 2013, the Company uses migration analysis of loans, segmented by an identical risk grading system or past due grading system, depending on type of loan as previously described above. The current methodology, which uses migration analysis, tracks the movement of loans through various loan classifications in order to estimate the percentage of losses likely to be incurred in the Company’s current portfolio.

Management believes, going forward, this change in methodology provides a more accurate evaluation of the potential risk in our loan portfolio and establishes a stronger focus on areas of weakness and strength within the portfolio.

The following table represents the effect on the current period provision of the changes in methodology from that used in prior periods.

Year Ended December 31, 2013 (dollars in thousands)	Provision Based on New Methodology	Provision Based on Prior Methodology	Difference
Commercial, industrial and agricultural	$(237)	$(444)	$207
Real estate – one to four family residential:
Closed end first and seconds	1,427	1,984	(557)
Home equity lines	1,072	58	1,014
Total real estate – one to four family residential	2,499	2,042	457
Real estate – multifamily residential	17	10	7
Real estate – construction:
One to four family residential	(59)	(154)	95
Other construction, land development and other land	(781)	(835)	54
Total real estate – construction	(840)	(989)	149
Real estate – farmland	75	(3)	78
Real estate – non-farm, non-residential:
Owner occupied	513	1,432	(919)
Non-owner occupied	(436)	(133)	(303)
Total real estate – non-farm, non-residential	77	1,299	(1,222)
Consumer	217	74	143
Other	42	12	30
Total provision for loan losses	$1,850	$2,001	$(151)

The following table presents a rollforward of the Company’s allowance for loan losses for the year ended December 31, 2013:

(dollars in thousands)	Beginning Balance January 1, 2013	Charge-offs	Recoveries	Provision	Ending Balance December 31, 2013
Commercial, industrial and agricultural	$2,340	$(635)	$319	$(237)	$1,787
Real estate – one to four family residential:
Closed end first and seconds	2,876	(1,529)	85	1,427	2,859
Home equity lines	720	(184)	34	1,072	1,642
Total real estate – one to four family residential	3,596	(1,713)	119	2,499	4,501
Real estate – multifamily residential	62	—	—	17	79
Real estate – construction:
One to four family residential	419	(57)	61	(59)	364
Other construction, land development and other land	3,897	(1,196)	69	(781)	1,989
Total real estate – construction	4,316	(1,253)	130	(840)	2,353
Real estate – farmland	41	—	—	75	116
Real estate – non-farm, non-residential:
Owner occupied	5,092	(2,370)	1	513	3,236
Non-owner occupied	4,093	(1,944)	57	(436)	1,770
Total real estate – non-farm, non-residential	9,185	(4,314)	58	77	5,006
Consumer	215	(153)	108	217	387
Other	583	(138)	51	42	538
Total	$20,338	$(8,206)	$785	$1,850	$14,767

The following table presents a rollforward of the Company’s allowance for loan losses for the year ended December 31, 2012:

(dollars in thousands)	Beginning Balance January 1, 2012	Charge-offs	Recoveries	Provision	Ending Balance December 31, 2012
Commercial, industrial and agricultural	$4,389	$(1,219)	$774	$(1,604)	$2,340
Real estate – one to four family residential:
Closed end first and seconds	2,856	(2,664)	61	2,623	2,876
Home equity lines	278	(1,112)	11	1,543	720
Total real estate – one to four family residential	3,134	(3,776)	72	4,166	3,596
Real estate – multifamily residential	29	—	—	33	62
Real estate – construction:
One to four family residential	382	(98)	55	80	419
Other construction, land development and other land	6,861	(1,622)	2	(1,344)	3,897
Total real estate – construction	7,243	(1,720)	57	(1,264)	4,316
Real estate – farmland	15	—	—	26	41
Real estate – non-farm, non-residential:
Owner occupied	4,831	(2,337)	100	2,498	5,092
Non-owner occupied	3,172	(1,506)	409	2,018	4,093
Total real estate – non-farm, non-residential	8,003	(3,843)	509	4,516	9,185
Consumer	776	(391)	179	(349)	215
Other	513	(99)	35	134	583
Total	$24,102	$(11,048)	$1,626	$5,658	$20,338

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio class based on impairment method as of December 31, 2013:

	Allowance allocated to loans:			Total Loans:
(dollars in thousands)	Individually evaluated for impairment	Collectively evaluated for impairment	Total	Individually evaluated for impairment	Collectively evaluated for impairment	Total
Commercial, industrial and agricultural	$612	$1,175	$1,787	$2,000	$51,673	$53,673
Real estate – one to four family residential:
Closed end first and seconds	1,833	1,026	2,859	10,048	208,424	218,472
Home equity lines	—	1,642	1,642	175	99,664	99,839
Total real estate – one to four family residential	1,833	2,668	4,501	10,223	308,088	318,311
Real estate – multifamily residential	—	79	79	—	18,077	18,077
Real estate – construction:
One to four family residential	180	184	364	306	15,863	16,169
Other construction, land development and other land	802	1,187	1,989	3,314	18,376	21,690
Total real estate – construction	982	1,371	2,353	3,620	34,239	37,859
Real estate – farmland	—	116	116	478	7,694	8,172
Real estate – non-farm, non-residential:
Owner occupied	1,223	2,013	3,236	10,058	116,511	126,569
Non-owner occupied	617	1,153	1,770	8,372	66,459	74,831
Total real estate – non-farm, non-residential	1,840	3,166	5,006	18,430	182,970	201,400
Consumer	104	283	387	302	16,480	16,782
Other	311	227	538	472	2,451	2,923
Total	$5,682	$9,085	$14,767	$35,525	$621,672	$657,197

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio class based on impairment method as of December 31, 2012:

	Allowance allocated to loans:			Total Loans:
(dollars in thousands)	Individually evaluated for impairment	Collectively evaluated for impairment	Total	Individually evaluated for impairment	Collectively evaluated for impairment	Total
Commercial, industrial and agricultural	$402	$1,938	$2,340	$951	$50,930	$51,881
Real estate – one to four family residential:
Closed end first and seconds	923	1,953	2,876	6,856	232,146	239,002
Home equity lines	—	720	720	315	99,383	99,698
Total real estate – one to four family residential	923	2,673	3,596	7,171	331,529	338,700
Real estate – multifamily residential	—	62	62	—	15,801	15,801
Real estate – construction:
One to four family residential	268	151	419	450	19,782	20,232
Other construction, land development and other land	928	2,969	3,897	18,931	15,624	34,555
Total real estate – construction	1,196	3,120	4,316	19,381	35,406	54,787
Real estate – farmland	—	41	41	—	8,558	8,558
Real estate – non-farm, non-residential:
Owner occupied	714	4,378	5,092	5,601	114,223	119,824
Non-owner occupied	1,646	2,447	4,093	8,109	63,632	71,741
Total real estate – non-farm, non-residential	2,360	6,825	9,185	13,710	177,855	191,565
Consumer	1	214	215	25	20,148	20,173
Other	348	235	583	488	2,715	3,203
Total	$5,230	$15,108	$20,338	$41,726	$642,942	$684,668

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2013:

(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Commercial, industrial and agricultural	$2,000	$2,000	$—	$2,000	$612	$1,712	$97
Real estate – one to four family residential:
Closed end first and seconds	10,048	10,148	2,008	8,040	1,833	8,727	498
Home equity lines	175	175	175	—	—	382	—
Total real estate – one to four family residential	10,223	10,323	2,183	8,040	1,833	9,109	498
Real estate – construction:
One to four family residential	306	306	—	306	180	794	9
Other construction, land development and other land	3,314	5,662	—	3,314	802	8,581	161
Total real estate – construction	3,620	5,968	—	3,620	982	9,375	170
Real estate – farmland	478	478	478	—	—	428	32
Real estate – non-farm, non-residential:
Owner occupied	10,058	11,544	6,730	3,328	1,223	10,472	506
Non-owner occupied	8,372	8,372	4,357	4,015	617	9,353	348
Total real estate – non-farm, non-residential	18,430	19,916	11,087	7,343	1,840	19,825	854
Consumer	302	302	—	302	104	203	22
Other	472	472	9	463	311	504	—
Total loans	$35,525	$39,459	$13,757	$21,768	$5,682	$41,156	$1,673

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2012:

(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Commercial, industrial and agricultural	$951	$1,247	$408	$543	$402	$907	$59
Real estate – one to four family residential:
Closed end first and seconds	6,856	7,327	2,127	4,729	923	8,431	386
Home equity lines	315	515	315	—	—	801	9
Total real estate – one to four family residential	7,171	7,842	2,442	4,729	923	9,232	395
Real estate – construction:
One to four family residential	450	450	—	450	268	402	10
Other construction, land development and other land	18,931	18,931	14,071	4,860	928	20,169	814
Total real estate – construction	19,381	19,381	14,071	5,310	1,196	20,571	824
Real estate – non-farm, non-residential:
Owner occupied	5,601	5,748	380	5,221	714	8,753	304
Non-owner occupied	8,109	8,109	626	7,483	1,646	8,434	457
Total real estate – non-farm, non-residential	13,710	13,857	1,006	12,704	2,360	17,187	761
Consumer	25	25	—	25	1	25	2
Other	488	488	—	488	348	496	—
Total loans	$41,726	$42,840	$17,927	$23,799	$5,230	$48,418	$2,041

The following table presents, by class of loans, information related to loans modified as TDRs during the years ended December 31, 2013 and 2012:

	Year Ended December 31, 2013			Year Ended December 31, 2012
(dollars in thousands)	Number of Loans	Pre- Modification Recorded Balance	Post- Modification Recorded Balance*	Number of Loans	Pre- Modification Recorded Balance	Post- Modification Recorded Balance*
Commercial, industrial and agricultural	—	$—	$—	1	$66	$66
Real estate – one to four family residential:
Closed end first and seconds	11	4,834	3,600	4	965	964
Real estate – construction:
One to four family residential	—	—	—	3	434	434
Other construction, land development and other land	—	—	—	2	164	163
Total real estate – construction	—	—	—	5	598	597
Real estate – non-farm, non-residential:
Owner occupied	4	7,955	6,355	—	—	—
Non-owner occupied	2	8,403	6,015	—	—	—
Total real estate – non-farm, non-residential	6	16,358	12,370	—	—	—
Total	17	$21,192	$15,970	10	$1,629	$1,627

*
The period end balances are inclusive of all partial paydowns and charge-offs since the modification date. Loans modified as TDRs that were fully paid down, charged-off, or foreclosed upon by period end are not reported.

TDRs increased during 2013 due to the Company utilizing a workout strategy involving an “A/B note” structure, in which the A note component is structured at a market interest rate and the debt service is typically covered by the in-place property operations and the B note component is fully charged off. All loans that underwent this A/B note restructuring during 2013 are considered TDRs. These A/B notes are part of our efforts to focus on asset quality, strengthen the balance sheet and reduce classified assets.

The following table presents, by class of loans, information related to loans modified as TDRs that subsequently defaulted (i.e., 90 days or more past due following a modification) during the years ended December 31, 2013 and 2012 and were modified as TDRs within the 12 months prior to default:

	Year Ended December 31, 2013		Year Ended December 31, 2012
(dollars in thousands)	Number of Loans	Recorded Balance	Number of Loans	Recorded Balance
Commercial, industrial and agricultural	—	$—	1	$66
Real estate – one to four family residential:
Closed end first and seconds	10	1,846	3	878
Real estate – construction:
One to four family residential	—	—	2	374
Other construction, land development and other land	—	—	1	29
Total real estate – construction	—	—	3	403
Real estate – non-farm, non-residential:
Owner occupied	2	1,019	—	—
Total	12	$2,865	7	$1,347